Cover	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2022
Entity File Number	001-34591
Entity Registrant Name	SHARING ECONOMY INTERNATIONAL INC.
Entity Central Index Key	0000819926
Entity Tax Identification Number	90-0648920
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No.85 Castle Peak Road
Entity Address, Address Line Two	Castle Peak Bay
Entity Address, City or Town	Tuen Mun
Entity Address, Country	HK
City Area Code	852
Local Phone Number	35832186
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SEII
Security Exchange Name	NONE
Entity Emerging Growth Company	false